Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash at bank and in hand	£ 761	£ 943
Cash equivalents	2,636	2,927
Cash and cash equivalents	£ 3,397	£ 3,870	£ 2,936